Cover	Dec. 29, 2023
Cover [Abstract]
Entity Registrant Name	TENAX THERAPEUTICS, INC.
Entity Central Index Key	0000034956
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	Dec. 29, 2023
Entity File Number	001-34600
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	26-2593535
Entity Address Address Line 1	101 Glen Lennox Drive
Entity Address Address Line 2	Suite 300
Entity Address City Or Town	Chapel Hill
Entity Address State Or Province	NC
Entity Address Postal Zip Code	27517
City Area Code	919
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	855-2100
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	TENX
Security Exchange Name	NASDAQ